Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies
14	Commitments and contingencies
a	Commitments

Future minimum lease payments for operating lease liabilities as of December 31, 2022 are disclosed in Note 8.

As of December 31, 2022, the Group’s future minimum commitments under non-cancelable agreements were as follows:

		Less than One	Over One
	Total	Year	Year
	US$	US$	US$
Purchase commitments	25	25	—
Total	25	25	—

Purchase commitments mainly include commitments for enterprise routine operations.

bContingencies

There are no claims, lawsuits, investigations and proceedings, including un-asserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material change on the Group’s financial position results of operations or cash flow.